Share-Based Payments - Schedule of Black-Scholes Model (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Black-Scholes Model [Line Items]
Exercise price		$ 4.14
Risk-free interest rate		4.28%
Volatility		125.00%
Expected life (years)		3 years 7 months 6 days
Dividend yield	0.00%	0.00%
Maximum [Member]
Schedule of Black-Scholes Model [Line Items]
Exercise price	$ 2.1
Risk-free interest rate	3.53%
Volatility	124.70%
Expected life (years)	3 years 4 months 6 days
Minimum [Member]
Schedule of Black-Scholes Model [Line Items]
Exercise price	$ 1.29
Risk-free interest rate	3.46%
Volatility	122.59%
Expected life (years)	3 years 4 months 2 days